Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions
Salaries, bonus and other benefits	$ 238	$ 95	$ 1,029	$ 526
Share based compensation	223	259	394	512
Key Management Personnel Compensation	$ 461	$ 354	$ 1,423	$ 1,038